As filed with the Securities and Exchange Commission on April 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22428

Cushing MLP Funds Trust
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

The Cushing MLP Premier Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2012

	Shares	Fair Value
Master Limited Partnerships and Related Companies - 95.1% (1)
Coal - 2.1% (1)
United States - 2.1% (1)
Alliance Resource Partners, L.P.	83,900	$6,021,503

Crude/Natural Gas Production - 19.2% (1)
United States - 19.2% (1)
Breitburn Energy Partners, L.P.	603,400	11,374,090
EV Energy Partners, L.P.	210,000	14,939,400
Linn Energy, LLC	393,300	15,004,395
LRR Energy, L.P.	281,300	5,679,447
SandRidge Permian Trust	360,900	8,751,825
		55,749,157
Crude/Refined Products Pipelines and Storage - 30.6% (1)
United States - 30.6% (1)
Buckeye Partners, L.P.	247,700	14,812,460
Enbridge Energy Partners, L.P.	291,700	9,494,835
Genesis Energy, L.P.	390,200	12,061,082
Kinder Morgan Energy Partners, L.P.	183,911	14,744,158
Magellan Midstream Partners, L.P.	140,400	10,273,068
NuStar Energy L.P.	187,900	11,424,320
Plains All American Pipeline, L.P.	192,700	15,936,290
		88,746,213
Natural Gas/Natural Gas Liquid Pipelines and Storage - 12.4% (1)
United States - 12.4% (1)
El Paso Pipeline Partners, L.P.	314,700	11,540,049
Energy Transfer Equity, L.P.	219,900	9,563,451
Enterprise Products Partners, L.P.	284,200	14,744,296
		35,847,796
Natural Gas Gathering/Processing - 30.8% (1)
United States - 30.8% (1)
Atlas Pipeline Partners, L.P.	335,100	12,381,945
Copano Energy, LLC	300,000	11,154,000
Crosstex Energy, L.P.	648,100	11,147,320
DCP Midstream Partners, L.P.	186,000	9,058,200
MarkWest Energy Partners, L.P.	196,400	11,746,684
Regency Energy Partners, L.P.	343,900	9,113,350
Targa Resources Partners, L.P.	360,100	15,322,255
Western Gas Partners, L.P.	203,300	9,309,107
		89,232,861

Total Master Limited Partnerships and Related Companies (Cost $247,912,788)		$275,597,530

Preferred Stock - 1.4% (1)
Crude/Refined Products Pipelines and Storage - 1.4% (1)
United States - 1.4% (1)
Blueknight Energy Partners, L.P.(3)	474,341	$4,126,767
Total Preferred Stock (Cost $3,394,558)		$4,126,767

Short-Term Investments - Investment Companies - 4.5% (1)
United States - 4.5% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	2,576,005	$2,576,005
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	2,576,005	2,576,005
Fidelity Money Market Portfolio - Institutional Class, 0.21% (2)	2,576,005	2,576,005
First American Government Obligations Fund - Class Z, 0.00% (2)	2,576,004	2,576,004
First American Treasury Obligations Fund - Class Z, 0.00% (2)	2,576,004	2,576,004
Total Short-Term Investments (Cost $12,880,023)		$12,880,023

Total Investments - 101.0% (1) (Cost $264,187,369)		$292,604,320
Liabilities in Excess of Other Assets - (1.0)% (1)		(2,807,819)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$289,796,501

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate reported is the current yield as of February 29, 2012.
(3)	No distribution or dividend was made during the period ended February 29, 2012. As such, it is classified as a non-income producing security as of February 29, 2012.

Tax Basis

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$265,354,893
Gross unrealized appreciation	27,249,427
Gross unrealized depreciation	-
Net unrealized appreciation	$27,249,427

*The above table only reflects tax adjustments through November 30, 2011.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing MLP Premier Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2012	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Master Limited Partnerships and Related Companies (a)	$275,597,530	$275,597,530	$-	$-
Preferred Stock (a)	4,126,767	4,126,767	-	-
Total Equity Securities	279,724,297	279,724,297	-	-
Other
Short-Term Investments	12,880,023	12,880,023	-	-
Total Other	12,880,023	12,880,023	-	-
Total	$292,604,320	$292,604,320	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2012.

There were no transfers between any levels during the period ended February 29, 2012.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 29, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing MLP Funds Trust

By (Signature and Title) /s/ Jerry V. Swank
 Jerry V. Swank, President

Date        April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jerry V. Swank
 Jerry V. Swank, President

Date         April 25, 2012

By (Signature and Title) /s/ John H. Alban
 John H. Alban, Treasurer

Date        April 25, 2012